Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–160.12%(a)
Alabama–1.32%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 4,500	$ 5,276,477
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	515	534,528
Series 2016, RB	5.75%	06/01/2045	20	20,950
Lower Alabama Gas District (The); Series 2016 A, RB(b)	5.00%	09/01/2046	2,400	3,543,979
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	5.25%	05/01/2044	860	995,148
				10,371,082
Arizona–4.09%
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. RB(d)(e)	5.00%	02/01/2022	4,450	4,485,118
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,905	2,139,784
Arizona (State of) Industrial Development Authority; Series 2020 A, RB(c)	5.00%	12/15/2050	405	462,096
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2036	1,650	1,725,073
Series 2019 A, RB	4.25%	01/01/2039	100	96,576
Series 2019 B, RB	5.13%	01/01/2054	85	80,486
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(c)	5.00%	07/01/2037	680	694,913
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2031	1,220	1,320,506
Series 2017, Ref. RB	5.00%	11/15/2045	980	1,043,406
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	810,274
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(c)	5.00%	07/01/2054	550	634,552
Mesa (City of), AZ; Series 2013, RB(b)(d)(e)	5.00%	07/01/2022	7,600	7,809,160
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(c)	6.50%	07/01/2034	435	495,675
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	2,665	2,722,168
Phoenix Civic Improvement Corp.; Series 2020-XM0924, RB(b)	5.00%	07/01/2044	2,005	2,574,462
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(c)	5.00%	06/15/2052	360	379,526
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(c)	5.25%	07/01/2048	1,175	1,226,758
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center);
Series 2014 A, RB	5.00%	08/01/2032	1,050	1,165,988
Series 2014 A, RB	5.25%	08/01/2032	2,000	2,239,722
				32,106,243
California–22.90%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2035	3,010	2,354,263
Series 2009 B, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2036	2,675	2,038,341
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(d)(e)(h)	5.00%	04/01/2056	2,325	2,854,043
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(g)	0.00%	08/01/2026	2,720	2,624,307
Series 2009, GO Bonds(g)	0.00%	08/01/2031	5,270	4,586,837
California (County of), CA Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2039	250	297,030
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	10,335	863,697
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	100	121,075
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	1,680	336,741
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	$ 4,135	$ 4,203,290
Series 2013, GO Bonds	5.00%	04/01/2037	1,800	1,908,292
Series 2020-XM0909, GO Bonds(b)	3.00%	11/01/2050	2,350	2,527,042
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(c)	5.00%	04/01/2049	835	914,197
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System); Series 2021 A, Ref. RB	4.00%	08/15/2048	1,965	2,332,293
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	490	565,272
Series 2021 A, RB	3.25%	08/20/2036	730	827,960
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	832	950,364
California (State of) Infrastructure & Economic Development Bank; Series 2003 A, RB(d)(e)	5.00%	01/01/2028	4,500	5,606,989
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(c)	5.00%	06/01/2048	195	222,807
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	1,245	1,535,375
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(f)	4.00%	05/15/2040	600	710,434
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(i)	5.00%	12/31/2037	2,000	2,392,209
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(i)	4.00%	07/15/2029	1,680	1,920,866
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	250	280,721
California (State of) Pollution Control Finance Authority;
Series 2012, RB(c)(i)	5.00%	07/01/2027	1,050	1,125,392
Series 2012, RB(c)(i)	5.00%	07/01/2030	1,400	1,501,377
Series 2012, RB(c)(i)	5.00%	07/01/2037	3,075	3,189,788
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	755	851,779
Series 2016 A, RB(c)	5.00%	12/01/2041	1,275	1,464,912
Series 2016 A, RB(c)	5.25%	12/01/2056	995	1,145,308
California Infrastructure & Economic Development Bank;
Series 2003 A, RB(b)(d)(e)	5.00%	01/01/2028	6,700	8,378,714
Series 2003 A, RB(b)(d)(e)	5.00%	01/01/2028	3,300	4,126,830
California State University; Series 2020-XM0923, RB(b)	5.00%	11/01/2048	2,080	2,580,613
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(f)(g)	0.00%	08/01/2029	1,360	1,223,829
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(c)	3.13%	08/01/2056	840	776,515
CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(c)	4.00%	09/01/2056	840	883,622
Series 2021, RB(c)	4.00%	08/01/2056	505	523,853
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(g)	0.00%	08/01/2043	2,120	1,273,475
Series 2009, GO Bonds(g)	0.00%	08/01/2044	1,090	634,007
Series 2009, GO Bonds(g)	0.00%	08/01/2045	6,270	3,524,729
Series 2009, GO Bonds(g)	0.00%	08/01/2048	4,610	2,362,499
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	4,155	3,554,484
Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	3,165	2,646,576
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(d)(e)	5.00%	06/01/2023	3,200	3,427,246
Series 2018 A-1, Ref. RB	5.00%	06/01/2035	1,375	1,661,297
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	1,595	1,629,598
Los Angeles (City of), CA Department of Water & Power;
Series 2012 A, RB(b)	5.00%	07/01/2043	6,240	6,409,875
Series 2012 B, RB(b)	5.00%	07/01/2043	9,805	10,071,926
Menifee Union School District (Election of 2008);
Series 2009 C, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2034	1,665	1,294,869
Series 2009 C, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2035	300	226,838
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(f)(g)	0.00%	08/01/2029	3,350	2,951,057
M-S-R Energy Authority;
Series 2009 B, RB	6.13%	11/01/2029	950	1,184,439
Series 2009 B, RB	7.00%	11/01/2034	585	894,690
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	$ 1,985	$ 2,287,376
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(g)	0.00%	08/01/2028	2,400	2,199,483
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2034	3,825	2,993,410
Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2035	4,120	3,140,631
Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2036	300	222,378
Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2037	1,785	1,286,323
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2028	7,840	7,208,805
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	8,475	7,250,120
Regents of the University of California; Series 2013 AI, RB(b)	5.00%	05/15/2033	6,000	6,392,948
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	5.00%	07/01/2051	1,510	1,933,852
Series 2021 B, RB(i)	4.00%	07/01/2046	1,175	1,370,114
Series 2021 B, RB(i)	5.00%	07/01/2056	2,430	3,036,980
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2019 A, RB(i)	5.00%	05/01/2036	1,165	1,448,942
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(f)(g)	0.00%	09/01/2030	1,600	1,401,013
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	570	610,217
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	3,445	1,156,681
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB	5.00%	09/01/2031	2,450	2,781,844
University of California;
Series 2018 AZ, Ref. RB(b)	4.00%	05/15/2048	2,385	2,742,012
Series 2021, RB(b)	4.00%	05/15/2047	2,350	2,761,435
Series 2021-XF1212, Revenue Ctfs.(b)	4.00%	05/15/2051	2,565	3,038,062
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(g)	0.00%	08/01/2033	11,350	9,307,323
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2022	525	524,352
				179,588,883
Colorado–4.11%
Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	500	520,246
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,045	1,141,518
Colorado (State of) Health Facilities Authority; Series 2020-XX1130, Ctfs.(b)(h)	5.00%	08/01/2044	1,260	1,548,899
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,155	1,412,840
Colorado (State of) Health Facilities Authority (Children’s Hospital); Series 2020, Ref. VRD RB (LOC - TD Bank N.A.)(k)(l)	0.01%	12/01/2052	1,040	1,040,000
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,909,753
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(d)(e)	5.00%	06/01/2027	580	708,268
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB	5.50%	01/01/2035	7,300	8,039,841
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	537,474
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	540,024
Denver (City & County of), CO; Series 2018 A, Ref. RB(b)(i)	5.25%	12/01/2048	5,740	7,031,005
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	499,371
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	740	789,341
Mirabelle Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2049	645	691,712
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	700	747,523
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	552,505
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	512,301
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	490	542,043
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	500	547,329
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.00%	12/01/2041	1,340	1,334,515
Series 2021 A-2, RB(j)	4.50%	12/01/2041	2,070	1,565,327
				32,211,835
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–2.81%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(f)	5.00%	02/01/2031	$ 550	$ 551,808
Series 2014 C, GO Bonds(b)	5.00%	06/01/2035	6,060	6,736,526
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	310	319,282
District of Columbia Water & Sewer Authority; Series 2013 A, RB(b)(d)(e)	5.00%	10/01/2023	6,000	6,521,789
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	5,905	5,999,538
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,897,600
				22,026,543
Florida–8.35%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	500	571,706
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB (Acquired 09/19/2013; Cost $1,000,000)(m)	8.13%	11/15/2041	1,000	1,000,172
Broward (County of), FL;
Series 2015 A, RB(i)	5.00%	10/01/2045	1,280	1,468,648
Series 2017, RB(b)(h)(i)	5.00%	10/01/2047	3,615	4,345,284
Series 2019 B, RB(i)	4.00%	09/01/2044	840	959,008
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(c)	6.00%	07/01/2045	250	266,602
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2046	1,250	1,313,841
Central Florida Expressway Authority; Series 2020-XX1136, Ctfs.(b)(h)	5.00%	07/01/2049	2,390	2,956,975
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $2,198,211)(c)(m)(n)	7.75%	05/15/2035	2,250	1,530,000
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(d)(e)	6.00%	04/01/2023	1,250	1,344,729
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,980	3,483,280
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(c)(i)	7.38%	01/01/2049	670	730,835
Greater Orlando Aviation Authority; Series 2019 A, RB(i)	4.00%	10/01/2044	1,000	1,152,476
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(i)	5.00%	10/01/2048	2,055	2,496,014
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	650	738,099
Series 2020 A, Ref. RB	5.75%	08/15/2050	285	322,977
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,055	1,189,722
Series 2020 B-3, RB	3.38%	08/15/2026	420	421,519
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	820	902,205
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(d)(e)(i)	5.00%	10/01/2022	2,000	2,078,486
Series 2012 B, Ref. RB(d)(e)	5.00%	10/01/2022	1,000	1,040,100
Series 2012 B, Ref. RB(d)(e)	5.00%	10/01/2022	1,575	1,638,157
Series 2016 A, Ref. RB	5.00%	10/01/2041	1,195	1,421,235
Subseries 2021 B-1, Ref. RB(i)	4.00%	10/01/2046	1,340	1,559,031
Subseries 2021 B-1, Ref. RB(i)	4.00%	10/01/2050	2,850	3,303,951
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(b)	5.00%	04/01/2053	3,820	4,572,718
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGM)(f)	5.00%	07/01/2035	3,415	3,486,024
Orange (County of), FL; Series 2012 B, Ref. RB(b)(d)(e)	5.00%	01/01/2022	7,500	7,529,423
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(i)	5.00%	10/01/2047	975	1,171,965
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2050	1,490	569,661
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	455	160,295
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2053	1,700	575,880
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	390	127,010
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	505	547,351
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2043	2,030	2,084,161
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	825	988,582
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,335	1,505,491
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Tender Option Bond Trust Receipts/Certificates; Series 2021-XM0942, Revenue Ctfs.(b)	4.00%	10/01/2048	$ 3,315	$ 3,934,710
				65,488,323
Georgia–1.95%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2037	3,110	3,351,743
Brookhaven Development Authority;
Series 2020, RB(b)(h)	4.00%	07/01/2044	1,180	1,376,339
Series 2020, RB(b)(h)	4.00%	07/01/2049	1,670	1,934,774
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	510	527,880
Georgia (State of) Ports Authority; Series 2021, RB	4.00%	07/01/2043	630	762,152
Georgia Ports Authority;
Series 2021, RB(b)	4.00%	07/01/2046	840	1,009,598
Series 2021, RB(b)	4.00%	07/01/2051	2,520	3,010,009
Main Street Natural Gas, Inc.;
Series 2021 A, RB(e)	4.00%	09/01/2027	1,340	1,549,260
Series 2021 C, RB(e)	4.00%	12/01/2028	1,510	1,782,622
				15,304,377
Hawaii–1.13%
Hawaii (State of);
Series 2015 A, RB(i)	5.00%	07/01/2045	1,575	1,791,759
Series 2018 A, RB(i)	5.00%	07/01/2043	1,605	1,939,353
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(d)	5.50%	07/01/2043	3,000	3,225,761
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, COP(i)	5.00%	08/01/2028	1,775	1,901,280
				8,858,153
Idaho–0.45%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	730	773,073
Series 2017 A, Ref. RB	5.25%	11/15/2037	1,020	1,076,970
Spring Valley Community Infrastructure District No. 1; Series 2021, RB(c)	3.75%	09/01/2051	1,675	1,687,683
				3,537,726
Illinois–14.02%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	630	723,786
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	395	452,619
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	315	360,634
Series 2008, Ref. RB (INS - AGM)(f)	5.00%	11/01/2027	280	281,119
Series 2012 A, GO Bonds	5.00%	01/01/2033	830	832,578
Series 2014, RB	5.00%	11/01/2044	765	851,831
Series 2014, Ref. RB (INS - AGM)(f)	5.00%	01/01/2030	1,000	1,106,364
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,145	3,622,896
Series 2017 A, RB	5.00%	01/01/2047	2,500	2,932,945
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(i)	5.50%	01/01/2031	2,280	2,399,260
Series 2014 A, Ref. RB(i)	5.00%	01/01/2041	1,100	1,193,429
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB(i)	5.00%	01/01/2046	790	882,586
Series 2015 D, RB	5.00%	01/01/2046	555	625,629
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,595	1,859,027
Series 2017 D, RB	5.25%	01/01/2042	1,265	1,520,834
Series 2017 D, RB(b)(h)(i)	5.00%	01/01/2052	5,000	5,892,356
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	$ 955	$ 1,120,525
Series 2018 A, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2029	1,000	1,244,586
Series 2018 A, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2031	625	773,234
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	995	1,039,721
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	500	543,748
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,650	1,942,953
Chicago (City of), IL Midway International Airport; Series 2013 B, Ref. RB	5.00%	01/01/2025	1,550	1,627,239
Chicago (City of), IL Transit Authority;
Series 2011, RB(b)(d)(e)(h)	5.25%	12/01/2021	7,490	7,490,000
Series 2014, RB	5.00%	12/01/2044	2,970	3,337,924
Cook (County of), IL Forest Preserve District;
Series 2012 B, Ref. GO Bonds(b)(h)	5.00%	12/15/2032	2,460	2,520,940
Series 2012 B, Ref. GO Bonds(b)(h)	5.00%	12/15/2037	2,460	2,518,918
Illinois (State of);
Series 2013, GO Bonds (INS - AGM)(f)	5.25%	07/01/2029	1,880	2,023,511
Series 2014, GO Bonds	5.25%	02/01/2033	1,100	1,206,039
Series 2014, GO Bonds	5.00%	05/01/2035	285	313,198
Series 2014, GO Bonds	5.00%	05/01/2036	1,000	1,097,929
Series 2016, GO Bonds	5.00%	11/01/2036	715	836,255
Series 2016, GO Bonds	5.00%	01/01/2041	1,750	2,019,768
Series 2017 A, GO Bonds	5.00%	12/01/2036	750	890,896
Series 2017 D, GO Bonds	5.00%	11/01/2024	115	129,263
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,840	2,184,266
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,135	1,375,408
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	580	602,540
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,328,889
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(d)(e)	5.00%	09/01/2024	1,250	1,407,408
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	360	360,501
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,205	2,535,926
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(d)(e)	6.75%	08/15/2023	1,430	1,573,393
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,940	2,202,305
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	4.00%	02/15/2027	280	298,701
Series 2017, Ref. RB	5.25%	02/15/2037	200	217,435
Series 2017, Ref. RB	5.25%	02/15/2047	835	902,874
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)(d)(e)	5.25%	10/01/2052	3,720	3,966,443
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(f)(g)	0.00%	12/15/2029	2,500	2,161,090
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, RB (INS - NATL)(f)(g)	0.00%	12/15/2029	3,520	3,033,138
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(f)	5.25%	06/15/2031	1,060	1,158,834
Series 2014, Ref. RB (INS - AGM)(f)	5.25%	06/15/2032	965	1,053,208
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(b)	5.00%	01/01/2038	12,300	12,901,939
Metropolitan Water Reclamation District of Greater Chicago (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,400	1,668,592
Regional Transportation Authority;
Series 2000, RB (INS - NATL)(f)	6.50%	07/01/2030	2,280	3,048,845
Series 2018 B, RB	5.00%	06/01/2040	2,285	2,820,231
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB(b)	5.00%	01/01/2048	4,150	4,974,258
				109,990,764
Indiana–2.52%
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	460	516,896
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(d)(e)(i)	5.00%	07/01/2023	500	535,512
Series 2013 A, RB(d)(e)(i)	5.00%	07/01/2023	510	546,222
Series 2013, RB(d)(e)(i)	5.00%	07/01/2023	3,365	3,603,998
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	5.00%	06/01/2039	3,325	3,379,198
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB(b)	5.00%	02/01/2030	$ 9,000	$ 9,483,406
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(i)	6.75%	01/01/2034	1,500	1,663,640
				19,728,872
Iowa–1.35%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	420	428,384
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,300	1,400,913
Series 2013, Ref. RB(e)	5.25%	12/01/2037	1,190	1,293,258
Series 2019, Ref. RB	3.13%	12/01/2022	295	299,168
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	500	556,821
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	5.00%	06/01/2033	1,230	1,611,014
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	950	1,101,133
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,033
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,475	1,704,127
Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2065	11,245	2,102,289
				10,567,140
Kansas–0.34%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,571,414
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	1,070,561
				2,641,975
Kentucky–2.64%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(e)(o)	1.45%	02/01/2025	700	705,406
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	2,770	3,109,726
Series 2015 A, RB	5.00%	01/01/2045	390	437,224
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	955	1,115,967
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	5.00%	09/01/2037	1,000	1,206,481
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(e)	4.00%	02/01/2028	1,480	1,715,045
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB(d)(e)	5.75%	07/01/2023	1,000	1,086,978
Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2012 A, RB(d)(e)	5.00%	07/01/2022	3,140	3,228,774
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(b)(f)(h)	5.00%	09/01/2044	3,860	4,858,148
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	3,000	3,264,426
				20,728,175
Louisiana–0.96%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(c)	3.90%	11/01/2044	940	1,011,541
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana); Series 2020, Ref. RB	4.00%	04/01/2050	670	770,678
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.25%	11/15/2037	1,850	1,994,469
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.25%	05/15/2031	270	271,001
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,410	1,439,531
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,190	1,214,484
Series 2013 A, Ref. RB	5.25%	05/15/2035	750	797,656
				7,499,360
Maryland–1.69%
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(c)	4.50%	02/15/2047	1,500	1,581,498
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2015, Ref. RB(d)(e)	5.00%	07/01/2025	4,250	4,922,971
Series 2016, Ref. RB	5.00%	07/01/2047	720	840,181
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(d)(e)	5.00%	07/01/2024	$ 1,465	$ 1,638,912
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2051	1,000	1,142,189
Maryland (State of) Transportation Authority; Series 2021 A, Ref. RB	5.00%	07/01/2051	1,260	1,637,419
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	690	744,968
Rockville (City of), MD (Ingleside at King Farm);
Series 2017 B, RB	4.25%	11/01/2037	175	184,825
Series 2017 B, RB	5.00%	11/01/2047	550	592,684
				13,285,647
Massachusetts–1.33%
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	3,125	3,606,502
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(i)	5.00%	07/01/2037	1,000	1,241,589
Massachusetts (Commonwealth of) Transportation Fund; Series 2016 B, RB	4.00%	06/01/2046	2,520	2,849,686
Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(f)	5.25%	08/01/2031	2,000	2,758,523
				10,456,300
Michigan–2.94%
Academy of Warren; Series 2020 A, Ref.(c)	5.00%	05/01/2035	290	301,975
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	250	293,884
Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (INS - AGM)(b)(f)(h)	5.00%	07/01/2036	2,000	2,207,434
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	1,390	1,512,185
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(b)	5.00%	04/15/2041	2,715	3,178,674
Michigan (State of) Finance Authority; Series 2014 C-1, RB(d)(e)	5.00%	07/01/2022	1,095	1,125,788
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,745	2,011,262
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2038	750	935,335
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	550	611,675
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	550	612,427
Series 2015, RB	5.00%	07/01/2035	1,190	1,362,811
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	170	187,771
Series 2020, Ref. RB	5.00%	06/01/2045	490	533,955
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(d)(e)	5.00%	06/01/2024	2,005	2,238,407
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB(b)(d)(h)	5.00%	12/01/2046	3,655	4,407,609
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(c)	5.00%	07/01/2026	610	612,395
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(i)	5.00%	12/31/2032	750	921,998
				23,055,585
Minnesota–0.31%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	456,265
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,235	1,513,602
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	462,898
				2,432,765
Mississippi–0.27%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2007 E, VRD IDR(k)	0.02%	12/01/2030	1,000	1,000,000
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,115	1,077,052
				2,077,052
Missouri–1.33%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2027	980	984,304
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(i)	5.00%	03/01/2046	$ 1,215	$ 1,473,748
Series 2019 B, RB (INS - AGM)(f)(i)	5.00%	03/01/2049	1,005	1,217,487
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	475	524,110
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	340	408,331
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	5.00%	09/01/2042	2,000	2,039,707
Series 2013 A, RB	5.50%	09/01/2033	1,375	1,466,012
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,070	2,327,292
				10,440,991
Nebraska–0.93%
Central Plains Energy Project (No. 3);
Series 2012, RB(p)	5.00%	09/01/2032	4,690	4,853,241
Series 2017 A, Ref. RB	5.00%	09/01/2042	920	1,358,682
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,095,328
				7,307,251
New Hampshire–0.37%
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,800	2,892,008
New Jersey–5.48%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(f)	5.75%	11/01/2028	920	1,125,304
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(b)(f)(h)	5.50%	09/01/2022	3,720	3,864,494
Series 2005, Ref. RB (INS - AMBAC)(f)	5.50%	09/01/2024	3,390	3,838,098
Series 2017 DDD, RB	5.00%	06/15/2032	1,030	1,234,592
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(i)	5.13%	09/15/2023	465	482,969
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(i)	5.00%	10/01/2037	945	1,103,654
New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021, RB	4.00%	06/15/2038	1,000	1,163,299
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(i)	5.38%	01/01/2043	2,000	2,201,090
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(i)	5.00%	12/01/2024	1,100	1,243,618
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(f)(g)	0.00%	12/15/2026	14,305	13,500,717
Series 2018 A, Ref. RB	5.00%	12/15/2024	1,000	1,130,084
Series 2018 A, Ref. RB	5.00%	12/15/2035	880	1,080,416
Series 2018 A, Ref. RN(b)(h)	5.00%	06/15/2029	1,575	1,852,360
Series 2018 A, Ref. RN(b)(h)	5.00%	06/15/2030	535	627,891
Series 2018 A, Ref. RN	5.00%	06/15/2031	995	1,164,971
Series 2022 AA, Ref. RB	5.00%	06/15/2036	1,845	2,350,698
Subseries 2016 A-1, RN	5.00%	06/15/2028	960	1,131,245
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,480	2,916,323
Series 2018 A, Ref. RB	5.25%	06/01/2046	835	1,000,136
				43,011,959
New York–23.94%
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(c)(i)	5.00%	01/01/2035	1,600	1,777,155
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,500	2,503,504
Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(b)(f)	4.00%	02/15/2047	1,500	1,690,870
Long Island (City of), NY Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2044	2,870	3,184,649
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority;
Series 2012 A, RB(b)	5.00%	11/15/2027	$10,000	$ 10,441,735
Series 2016 A, Ref. RB	5.25%	11/15/2032	630	762,240
Series 2019 A, RB (INS - AGM)(b)(f)	4.00%	11/15/2046	2,685	3,090,226
Series 2020 A-2, RB	4.00%	02/01/2022	1,175	1,182,186
Subseries 2012 G-1, VRD Ref. RB (LOC - Barclays Bank PLC)(k)(l)	0.02%	11/01/2032	1,000	1,000,000
Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(k)(l)	0.02%	11/15/2050	1,000	1,000,000
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	605	658,759
Series 2020 C-1, RB	5.25%	11/15/2055	1,340	1,651,337
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB(b)	4.00%	07/01/2050	4,675	5,424,795
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB(b)(h)(i)	5.00%	09/15/2028	3,255	4,056,097
New York (City of), NY;
Series 2020-XM0925, GO Bonds(b)	5.00%	08/01/2043	2,335	2,979,944
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	1,470	1,731,396
Series 2021-XM0937, Ctfs.(b)	4.00%	03/01/2047	2,600	3,053,376
Subseries 2012 A-2, VRD GO Bonds(k)	0.02%	10/01/2038	2,000	2,000,000
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB (INS - AGM)(f)	3.00%	03/01/2049	2,525	2,654,684
New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB(k)	0.02%	06/15/2044	490	490,000
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	1,465	1,557,822
Subseries 2012 E-1, RB(b)	5.00%	02/01/2037	6,845	6,897,296
Subseries 2013, RB(b)	5.00%	11/01/2038	4,500	4,881,048
New York (City of), NY Water & Sewer System;
Series 2012 FF, RB(b)	5.00%	06/15/2045	10,545	10,816,063
Series 2019 EE-2, Ref. RB(b)	4.00%	06/15/2040	2,790	3,288,113
Series 2020 GG-1, RB(b)	5.00%	06/15/2048	6,395	8,115,795
New York (County of), NY Tobacco Trust V; Series 2005 S-2, RB(g)	0.00%	06/01/2050	10,140	1,785,521
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	3,135	4,160,338
New York (State of) Dormitory Authority;
Series 2020-XL0149, Ctfs.(b)	4.00%	03/15/2046	5,000	5,856,207
Series 2021-XM0939, Revenue Ctfs.(b)	4.00%	03/15/2042	4,280	5,097,424
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2028	2,900	3,713,089
Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2029	2,455	3,213,962
New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB(d)(e)	5.00%	02/15/2023	1,000	1,057,850
Series 2014 C, RB(b)	5.00%	03/15/2040	4,840	5,310,125
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS - BHAC)(f)	5.50%	07/01/2031	1,040	1,335,994
New York (State of) Mortgage Agency; Series 2021, RB	3.25%	10/01/2051	670	737,388
New York (State of) Thruway Authority;
Series 2020-XM0830, Ctfs.(b)	4.00%	01/01/2050	4,790	5,501,475
Series 2020-XX1127, Ctfs. (INS - AGM)(b)(f)(h)	4.00%	01/01/2050	2,625	3,036,099
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(b)	5.00%	12/15/2031	10,000	10,930,212
New York City (City of), NY Transitional Finance Authority; Series 2020-XF2864, Ctfs.(b)	4.00%	11/01/2045	3,355	3,932,526
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(c)	5.00%	11/15/2044	6,095	6,660,737
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. RB(b)(h)	5.00%	09/15/2040	4,900	4,961,264
New York Power Authority; Series 2020-XF0956, Ctfs.(b)	4.00%	11/15/2050	3,690	4,333,367
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(i)	5.25%	08/01/2031	620	741,914
Series 2020, Ref. RB(i)	5.38%	08/01/2036	960	1,211,306
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	1,580	1,583,702
Series 2016, Ref. RB(i)	5.00%	08/01/2031	1,340	1,343,088
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2031	$ 235	$ 283,445
Series 2018, RB(i)	5.00%	01/01/2033	2,075	2,492,647
Series 2018, RB(i)	5.00%	01/01/2034	1,000	1,199,572
Series 2018, RB(i)	4.00%	01/01/2036	1,495	1,681,955
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(i)	5.00%	10/01/2040	2,015	2,481,052
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	3,055	3,377,367
Series 2016 A, RB(i)	5.25%	01/01/2050	1,660	1,844,225
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,515,297
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	420	492,726
Triborough Bridge & Tunnel Authority;
Series 2020-XL0169, Revenue Ctfs.(b)	5.00%	05/15/2051	2,180	2,796,317
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	1,920	2,462,811
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2021 A, RB	5.00%	11/15/2051	670	856,063
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,575	2,872,200
				187,748,355
North Carolina–3.50%
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2017 A, RB(b)	5.00%	07/01/2047	4,000	4,880,504
Series 2017 A, RB(b)	5.00%	07/01/2042	1,915	2,343,577
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group); Series 2021, RB(e)	5.00%	12/01/2028	840	1,071,883
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(i)	5.00%	06/30/2054	1,135	1,238,715
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, RB(b)(d)(e)	5.00%	06/01/2022	4,890	5,007,896
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2012 A, Ref. RB(d)(e)	5.00%	06/01/2022	2,250	2,304,499
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(d)(e)	5.00%	10/01/2055	9,050	10,603,339
				27,450,413
North Dakota–0.60%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,140	2,512,740
Series 2017 C, RB	5.00%	06/01/2048	1,900	2,217,574
				4,730,314
Ohio–7.53%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	790	934,352
Allen (County of), OH (Catholic Health Partners); Series 2012 A, Ref. RB(d)(e)	5.00%	05/01/2022	3,300	3,366,298
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2039	1,230	1,344,492
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	500	578,130
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	475	552,931
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,365	4,938,274
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,620	9,897,625
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	8,650	1,427,146
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	3,000	3,595,761
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,000	1,066,920
Cleveland (City of), OH;
Series 2008 B-2, RB (INS - NATL)(f)(g)	0.00%	11/15/2026	3,545	3,347,226
Series 2008 B-2, RB (INS - NATL)(f)(g)	0.00%	11/15/2028	3,845	3,467,109
Series 2008 B-2, RB (INS - NATL)(f)(g)	0.00%	11/15/2038	2,800	1,848,789
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(c)	5.00%	06/01/2028	795	858,981
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	2,555	3,033,948
Series 2017, Ref. RB	5.50%	02/15/2052	1,590	1,904,228
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.25%	07/01/2033	2,000	2,007,722
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(d)(e)	8.00%	07/01/2022	$ 985	$ 1,027,846
Hamilton (County of), OH (Christ Hospital); Series 2012, RB(d)(e)	5.50%	06/01/2022	3,000	3,079,354
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,395	1,521,537
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,655	2,000,954
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,459,629)(c)(m)	6.00%	04/01/2038	1,490	733,142
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(f)(i)	5.00%	12/31/2039	750	840,777
Ohio (State of) (University Health System, Inc.); Series 2021 A, Ref. RB	4.00%	01/15/2046	2,515	2,932,416
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(c)(i)	4.25%	01/15/2038	575	657,708
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	1,675	2,134,944
				59,098,610
Oklahoma–1.10%
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2022	1,000	1,023,132
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	5,005	6,182,413
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(n)	5.00%	08/01/2052	1,825	27,375
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,245	1,397,963
				8,630,883
Oregon–0.82%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	505	557,164
Forest Grove (City of), OR (Pacific University); Series 2014 A, Ref. RB(d)(e)	5.00%	05/01/2022	1,570	1,600,213
University of Oregon; Series 2020, RB(b)(h)	5.00%	04/01/2050	3,360	4,238,638
				6,396,015
Pennsylvania–2.28%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	835	931,964
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,197,805
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2018 A-2, RB	5.00%	12/01/2048	1,180	1,460,173
Series 2018 B, RB	5.25%	12/01/2048	1,160	1,453,796
Series 2021 A, RB	4.00%	12/01/2043	460	538,031
Series 2021 A, RB	4.00%	12/01/2044	505	589,360
Subseries 2014 A-2, RB(j)	5.13%	12/01/2039	1,500	1,667,920
Subseries 2017 B-1, RB	5.25%	06/01/2047	1,250	1,512,499
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,035	1,244,636
Series 2017 B, Ref. RB(i)	5.00%	07/01/2042	4,920	5,873,026
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB(c)	5.00%	06/15/2040	150	175,737
Series 2020, Ref. RB(c)	5.00%	06/15/2050	285	329,607
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	795	942,762
				17,917,316
Puerto Rico–4.78%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,420	3,511,530
Series 2002, RB	5.63%	05/15/2043	1,825	1,835,716
Series 2005 A, RB(g)	0.00%	05/15/2050	5,570	903,536
Series 2005 B, RB(g)	0.00%	05/15/2055	2,530	233,814
Series 2008 A, RB(g)	0.00%	05/15/2057	14,910	1,059,852
Series 2008 B, RB(g)	0.00%	05/15/2057	37,725	2,095,020
Puerto Rico (Commonwealth of); Series 2003 C-7, Ref. GO Bonds (INS - NATL)(f)	6.00%	07/01/2027	400	404,463
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB(d)	5.00%	07/01/2033	$ 180	$ 184,740
Series 2012 A, RB(d)	5.13%	07/01/2037	1,600	1,643,288
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (INS - NATL)(f)	4.75%	07/01/2033	575	582,816
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2029	1,900	2,060,705
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2033	725	787,940
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2035	640	699,156
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2004 J, RB (INS - NATL)(f)	5.00%	07/01/2029	370	375,507
Series 2007 N, Ref. RB (INS - AGM)(f)	5.50%	07/01/2029	600	671,295
Series 2007 N, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	760	824,196
Series 2007 N, Ref. RB (INS - AGC)(f)	5.25%	07/01/2034	1,195	1,296,455
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(f)	6.00%	07/01/2024	2,000	2,022,316
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2029	1,405	1,215,467
Series 2018 A-1, RB(g)	0.00%	07/01/2033	2,116	1,584,505
Series 2018 A-1, RB(g)	0.00%	07/01/2046	8,385	2,803,973
Series 2018 A-1, RB(g)	0.00%	07/01/2051	15,350	3,715,355
Series 2018 A-1, RB	4.75%	07/01/2053	1,359	1,540,181
Series 2018 A-1, RB	5.00%	07/01/2058	3,971	4,558,936
Series 2019 A-2, RB	4.33%	07/01/2040	820	920,456
				37,531,218
Rhode Island–0.10%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	700	786,480
South Carolina–2.93%
Piedmont Municipal Power Agency; Series 2011 C, Ref. RB(d)(e)	5.75%	12/01/2021	7,410	7,410,000
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(d)(e)	5.25%	08/01/2023	4,450	4,817,047
South Carolina (State of) Ports Authority;
Series 2015, RB(d)(e)(i)	5.25%	07/01/2025	3,240	3,781,733
Series 2015, RB(d)(e)(i)	5.25%	07/01/2025	215	250,948
Series 2015, RB(d)(e)(i)	5.25%	07/01/2025	1,045	1,219,725
South Carolina (State of) Public Service Authority; Series 2014 C, Ref. RB	5.00%	12/01/2046	1,175	1,322,487
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2013 E, RB	5.50%	12/01/2053	3,830	4,197,763
				22,999,703
South Dakota–0.55%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	2,500	2,791,732
Series 2015, Ref. RB	5.00%	11/01/2045	1,345	1,539,080
				4,330,812
Tennessee–1.29%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,715	2,085,905
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2012, RB	5.00%	08/15/2042	1,000	1,029,013
Memphis (City of), TN;
Series 2020, RB	4.00%	12/01/2045	1,700	2,029,805
Series 2020, RB	4.00%	12/01/2050	1,700	2,018,698
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(i)	5.00%	07/01/2049	655	810,567
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(e)	5.00%	11/01/2031	1,680	2,174,413
				10,148,401
Texas–15.23%
Alamo Community College District; Series 2012, Ref. GO Bonds(b)	5.00%	08/15/2034	4,895	5,057,122
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	1,490	1,553,887
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Board of Regents of the University of Texas System; Series 2020 A, Ref. RB	3.50%	08/15/2050	$ 1,545	$ 1,951,711
Central Texas Regional Mobility Authority; Series 2020 E, RB	5.00%	01/01/2045	710	882,626
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,660	1,918,990
Dallas (City or), TX Area Rapid Transit; Series 2021 B, Ref. RB	4.00%	12/01/2051	1,255	1,475,083
Houston (City of), TX (United Airlines, Inc.);
Series 2018, RB(i)	5.00%	07/15/2028	500	596,505
Series 2021 A, RB(i)	4.00%	07/01/2041	585	626,383
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(i)	4.75%	07/01/2024	610	646,659
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGM)(f)(g)	0.00%	09/01/2026	3,975	3,736,293
Series 2001 B, RB (INS - AGM)(f)(g)	0.00%	09/01/2027	5,015	4,611,934
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2012 A, RB	5.00%	02/15/2042	2,700	2,726,364
Katy Independent School District; Series 2021 D, GO Bonds (CEP - Texas Permanent School Fund)	3.00%	02/15/2051	1,000	1,080,509
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(c)(d)(e)	5.50%	08/15/2024	1,230	1,393,813
Lower Colorado River Authority; Series 2019, Ref. RB	5.00%	05/15/2039	1,000	1,191,022
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(i)	4.63%	10/01/2031	2,100	2,208,973
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2026	1,550	1,730,477
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	4.75%	07/01/2052	750	658,144
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,455	1,489,595
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(f)	5.00%	04/01/2046	1,985	2,168,560
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(c)	10.00%	12/01/2025	265	290,333
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB	6.50%	01/01/2043	1,000	1,040,499
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2020, RB	5.25%	10/01/2055	2,520	2,789,722
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(f)(g)	0.00%	01/01/2028	16,400	15,135,765
Series 2008 D, Ref. RB (INS - AGC)(f)(g)	0.00%	01/01/2029	2,725	2,458,819
Series 2008 D, Ref. RB (INS - AGC)(f)(g)	0.00%	01/01/2031	3,550	3,053,425
San Antonio (City of), TX;
Series 2013, RB(d)(e)	5.00%	02/01/2023	2,405	2,539,346
Series 2021 A, RB	5.00%	02/01/2049	1,340	1,694,672
San Antonio (City of), TX Water System; Series 2021 A, Ref. RB	4.00%	05/15/2051	1,305	1,559,410
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(f)	5.00%	10/01/2032	2,265	2,273,830
Series 2011, RB (INS - AGM)(f)	5.00%	10/01/2037	2,475	2,484,853
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(b)	5.00%	02/15/2047	3,415	4,031,646
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,645	1,769,494
Series 2016, Ref. RB	5.00%	05/15/2045	1,030	1,101,817
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,801,783)(m)(n)	6.38%	02/15/2048	1,785	1,249,500
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	100,273
Series 2020, Ref. RB	6.75%	11/15/2051	85	99,883
Series 2020, Ref. RB	6.88%	11/15/2055	85	100,243
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,000	4,722,279
Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2028	670	743,572
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,585	1,854,367
Series 2019, RB(g)	0.00%	08/01/2037	1,250	725,025
Series 2019, RB(g)	0.00%	08/01/2039	1,400	728,953
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB(d)(e)	5.00%	08/15/2022	1,000	1,034,225
Series 2015 B, Ref. RB(g)	0.00%	08/15/2036	3,075	1,773,625
Series 2015 B, Ref. RB(g)	0.00%	08/15/2037	705	387,542
Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,599,043
Series 2015 C, Ref. RB	5.00%	08/15/2042	3,805	4,257,376
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(f)(g)	0.00%	08/15/2027	$ 6,800	$ 6,446,737
Series 2002, RB(d)(g)	0.00%	08/15/2027	200	188,999
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	3,545	4,089,825
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(i)	5.00%	12/31/2055	1,070	1,192,809
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(i)	7.00%	12/31/2038	1,250	1,391,388
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(i)	5.00%	06/30/2058	2,390	2,873,180
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	5,015
				119,492,140
Utah–1.85%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(c)	4.00%	03/01/2051	500	514,317
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	490,914
Salt Lake City (City of), UT;
Series 2017 A, RB(b)(i)	5.00%	07/01/2047	2,540	3,033,476
Series 2018 A, RB(i)	5.00%	07/01/2048	1,275	1,531,232
Series 2018 A, RB(i)	5.25%	07/01/2048	1,710	2,082,485
Series 2021 A, RB(i)	5.00%	07/01/2051	3,690	4,642,323
Utah (County of), UT; Series 2016 B, RB(b)	4.00%	05/15/2047	2,025	2,186,626
				14,481,373
Virgin Islands–0.19%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, RB	5.00%	10/01/2029	1,485	1,488,864
Virginia–2.17%
Richmond (City of), VA Metropolitan Authority; Series 2002, Ref. RB (INS - NATL)(f)	5.25%	07/15/2022	665	682,804
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	1,255	1,935,859
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $330,000)(m)	5.00%	09/01/2050	330	300,681
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(i)	6.00%	01/01/2037	785	810,322
Series 2012, RB(i)	5.50%	01/01/2042	3,355	3,450,512
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, RB(i)	5.00%	07/01/2034	3,645	3,658,859
Series 2012, RB(i)	5.00%	01/01/2040	1,890	1,897,062
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	1,155	1,379,811
Series 2017, RB(i)	5.00%	12/31/2052	2,420	2,878,841
				16,994,751
Washington–3.02%
Kalispel Tribe of Indians; Series 2018 A, RB(c)	5.00%	01/01/2032	1,350	1,603,427
Seattle (Port of), WA; Series 2012 A, Ref. RB	5.00%	08/01/2032	2,500	2,576,904
Washington (State of);
Series 2004 F, GO Bonds (INS - AMBAC)(f)(g)	0.00%	12/01/2029	5,100	4,558,677
Series 2019 A, GO Bonds(b)	5.00%	08/01/2042	1,850	2,288,052
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,160	1,404,872
Series 2018, RB(b)(h)	5.00%	07/01/2048	4,140	4,983,414
Series 2018, RB	5.00%	07/01/2048	830	990,540
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB(b)(h)	5.00%	08/01/2044	3,635	4,468,450
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(c)	5.00%	07/01/2046	435	449,899
Series 2016 A, Ref. RB(c)	5.00%	07/01/2051	360	371,572
				23,695,807
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–0.13%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(c)	7.50%	06/01/2043	$ 840	$ 987,003
Wisconsin–4.20%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(c)	6.75%	08/01/2031	900	961,110
Series 2017, RB(c)	6.75%	12/01/2042	2,100	2,292,947
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(b)(h)	5.00%	03/01/2046	3,420	3,970,917
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(c)	5.13%	06/15/2039	650	709,029
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2055	6,385	1,852,912
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2060	24,670	5,688,608
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,805	3,256,409
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	5,000	5,105,833
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.50%	05/01/2034	2,000	2,069,333
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(c)	6.13%	02/01/2050	420	460,985
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(c)	6.38%	01/01/2048	640	497,646
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,655	1,976,376
Series 2018 A, RB	5.35%	12/01/2045	1,655	1,966,986
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.50%	04/01/2032	1,155	1,172,283
Series 2015, Ref. RB	5.75%	04/01/2035	815	928,526
				32,909,900
Wyoming–0.32%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(d)(e)	5.00%	01/01/2047	2,060	2,501,031
TOTAL INVESTMENTS IN SECURITIES(q)–160.12% (Cost $1,132,923,259)					1,255,928,398
FLOATING RATE NOTE OBLIGATIONS–(29.61)%
Notes with interest and fee rates ranging from 0.57% to 0.77% at 11/30/2021 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(r)					(232,290,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(29.71)%					(233,061,359)
OTHER ASSETS LESS LIABILITIES–(0.80)%					(6,187,442)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$784,389,597
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $49,606,930, which represented 6.32% of the Trust’s Net Assets.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Zero coupon bond issued at a discount.
(h)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $49,361,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(i)	Security subject to the alternative minimum tax.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2021.
(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)	Restricted security. The aggregate value of these securities at November 30, 2021 was $4,813,495, which represented less than 1% of the Trust’s Net Assets.
(n)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $2,806,875, which represented less than 1% of the Trust’s Net Assets.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(p)	Security subject to crossover refunding.
(q)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.17%

(r)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2021. At November 30, 2021, the Trust’s investments with a value of $365,149,082 are held by TOB Trusts and serve as collateral for the $232,290,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2021, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Value Municipal Income Trust